Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 269,659	$ 155,859	$ 134,019
Cost of revenues	132,315	82,628	69,235
Gross profit	137,344	73,231	64,784
Operating expenses:
Research and development	23,473	19,575	16,331
Selling, general and administrative	42,973	31,032	26,481
Total operating expenses	66,446	50,607	42,812
Operating income	70,898	22,624	21,972
Financial income, net	1,030	775	801
Income from continuing operations before incomes taxes	71,928	23,399	22,773
Income tax expense	(11,651)	(1,621)	(1,950)
Net income from continuing operations	60,277	21,778	20,823
Income from discontinued operations
Income before income tax expense	0	0	1,257
Income tax expense	0	0	(94)
Net income from discontinued operations	0	0	1,163
Net income	$ 60,277	$ 21,778	$ 21,986
Earning per share information:
Basic earnings from continuing operations	$ 1.38	$ 0.55	$ 0.55
Basic earnings from discontinued operations	0	0	0.03
Basic net income per Share	1.38	0.55	0.58
Diluted earnings from continuing operations	1.34	0.54	0.54
Diluted earnings from discontinued operations	0	0	0.03
Diluted net earnings per share	$ 1.34	$ 0.54	$ 0.57
Weighted average number of ordinary shares outstanding:
Basic	43,644	39,383	37,626
Weighted Average Number of Shares Outstanding, Diluted	45,035	40,372	38,432